Result of the Year - Summary of Employee Costs, Including Remuneration to Board of Directors and Executive Management (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr) Employee	Dec. 31, 2020 DKK (kr) Employee	Dec. 31, 2019 DKK (kr) Employee
Classes Of Employee Benefits Expense [Abstract]
Salaries	kr 167,316	kr 131,606	kr 68,719
Cash bonus	16,663	40,481	8,707
Share-based compensation (Note 2.6)	15,576	27,258	2,405
Pension	12,963	11,313	5,561
Other social security contributions	4,113	5,172	875
Other staff costs	8,066	3,083	862
Total employee costs excluding board remuneration	224,696	218,913	87,129
Board remuneration (Note 4.5)	3,391	3,469	2,888
Board share-based compensation (Note 2.6 and Note 4.5)	443	846	145
Total employee costs	228,530	223,228	90,162
Recognized as follows in the statement of Profit or Loss
Research and development expenses	86,329	96,108	64,167
General and administrative expenses	142,201	127,120	25,995
Total employee costs	kr 228,530	kr 223,228	kr 90,162
Average number of full-time employees | Employee	130	117	74
Year-end number of full-time employees | Employee	62	141	86